Debt, Cash and Cash Equivalents - Amount of Future Undiscounted Contractual Cash Flows Relating to Debt and Derivative Instruments Designated as Hedges of Debt (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of maturity analysis for derivative financial liabilities [line items]
Debt	€ 26,881	€ 16,682	€ 19,937
Principal	24,550	15,509	18,451
Interest	2,331	1,173	1,486
Net cash flows related to derivative instruments	(50)	(127)	(75)
Total	26,831	16,555	19,862
Less than 1 year [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Debt	2,855	1,441	1,951
Principal	2,477	1,201	1,678
Interest	378	240	273
Net cash flows related to derivative instruments	(45)	(118)	(13)
Total	2,810	1,323	1,938
Later than one year and not later than two years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Debt	4,300	2,301	2,477
Principal	3,955	2,062	2,217
Interest	345	239	260
Net cash flows related to derivative instruments	(8)	(28)	(33)
Total	4,292	2,273	2,444
Later than two years and not later than three years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Debt	2,519	2,650	2,304
Principal	2,250	2,444	2,054
Interest	269	206	250
Net cash flows related to derivative instruments	(1)	1	(29)
Total	2,518	2,651	2,275
Later than three years and not later than four years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Debt	2,088	2,307	2,708
Principal	1,858	2,175	2,491
Interest	230	132	217
Net cash flows related to derivative instruments	4	8	(2)
Total	2,092	2,315	2,706
Later than four years and not later than five years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Debt	3,856	1,950	2,537
Principal	3,653	1,857	2,401
Interest	203	93	136
Net cash flows related to derivative instruments		10	1
Total	3,856	1,960	2,538
More than 5 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Debt	11,263	6,033	7,960
Principal	10,357	5,770	7,610
Interest	906	263	350
Net cash flows related to derivative instruments			1
Total	€ 11,263	€ 6,033	€ 7,961